Nature of operations (Details)	12 Months Ended
Dec. 31, 2025 operating_mine
Entity Information [Line Items]
Number of operating mines	4
Versamet | Mineral Properties
Entity Information [Line Items]
Proportion of ownership interest in associate	33.00%